Share capital and share based payments - Disclosure of Breakdown of Expenses per Financial Year (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	€ 2,567	€ 3,944	€ 4,256
AGAP Employee 2020 / AGAP Management 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	1,436
AGAP Employee 2021 / AGAP Management 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	1,162	1,161
AGAP Employee 2022 / AGAP Management 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	891	888	1,157
AGA New Members 2023-1 Management
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	19	19	3
AGAP Employee 2023/ AGAP Management 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	702	1,226	33
AGA "Plan Epargne Entreprise" 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	465
AGA Perf Management 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	302	0
AGAP Employee 2024/ AGAP Management 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	699	119	0
AGA "Plan Epargne Entreprise" 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	168	0
AGA New Members 2024 - 1 Management
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	(17)	17	0
Stock-option 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	(12)	12	0
Other free shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	231	32	0
AGA Employee 2025
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	€ 54	€ 0	€ 0